                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          507 Carew Tower
                  441 Vine Street
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:

         /S/ John M. Stein   Cincinnati, Ohio  July 21, 2003
         -----------------   ----------------  -------------


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             -0-
                                            -------
Form 13F Information Table Entry Total:         35
                                            -------
Form 13F Information Table Value Total:     $53,200
                                            -------
                                          (thousands)

List of Other Included Managers:  None


COLUMN 1                       COLUMN 2   COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------   --------    --------   ------------------------  ----------  -------- -------------------
                               Title of                 FMV      SH or                     Investment
Name of Issuer                  Class      CUSIP      (000's)     PRN   SH\PRN   PUT\CALL     Dis     Oth Mgrs  Sole   Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway             Class A    084670108  $ 1,088         15 SH                     Sole                 15    -     -
Certegy                        Common     156880106  $   555     20,000 SH                     Sole             20,000    -     -
Chubb                          Common     171232101  $ 1,800     30,000 SH                     Sole             30,000    -     -
CIT Group, Inc.                Common     125581108  $ 1,726     70,000 SH                     Sole             70,000    -     -
Citigroup                      Common     172967101  $   356      8,315 SH                     Sole              8,315    -     -
Citigroup Litig. Track Wts     Warrants   172967127  $    41     40,000 SH                     Sole             40,000    -     -
CNA Financial                  Common     126117100  $ 1,476     60,000 SH                     Sole             60,000    -     -
Colonial Bancgroup, Inc.       Common     195493309  $ 1,387    100,000 SH                     Sole            100,000    -     -
Concord EFS                    Common     206197105  $ 2,355    160,000 SH                     Sole            160,000    -     -
Dime Bancorp (Warrants)        Warrants   25429Q110  $    32    210,000 SH                     Sole            210,000    -     -
Fannie Mae                     Common     313586109  $ 4,869     72,200 SH                     Sole             72,200    -     -
FleetBoston Financial          Common     339030108  $ 1,188     40,000 SH                     Sole             40,000    -     -
Freddie Mac-Voting Common      Common     313400301  $ 3,503     69,000 SH                     Sole             69,000    -     -
GATX Corporation               Common     361448103  $   981     60,000 SH                     Sole             60,000    -     -
Gold Banc Corp Inc             Common     379907108  $ 1,051    100,000 SH                     Sole            100,000    -     -
Hartford Finl Svcs Group       Common     416515104  $ 1,511     30,000 SH                     Sole             30,000    -     -
Hawthorne Financial Corp.      Common     420542102  $ 2,490     71,854 SH                     Sole             71,854    -     -
M & T Bank Corp                Common     55261F104  $   842     10,000 SH                     Sole             10,000    -     -
Matrix Bancorp Inc.            Common     576819106  $ 4,235    413,583 SH                     Sole            413,583    -     -
Meadowbrook Ins. Group         Common     58319P108  $ 2,219    700,000 SH                     Sole            700,000    -     -
Metrocorp Bancshares Inc.      Common     591650106  $   817     67,500 SH                     Sole             67,500    -     -
Midwest Banc Holdings, Inc.    Common     598251106  $   486     25,000 SH                     Sole             25,000    -     -
MIIX Group Inc.                Common     59862V104  $    50     69,000 SH                     Sole             69,000    -     -
Online Resources               Common     68273G101  $ 2,548    400,000 SH                     Sole            400,000    -     -
PMI Group, Inc.                Common     69344M101  $ 1,074     40,000 SH                     Sole             40,000    -     -
PNC Financial Services Group   Common     693475105  $ 1,952     40,000 SH                     Sole             40,000    -     -
Provident Financial Group      Common     743866105  $ 2,563    100,000 SH                     Sole            100,000    -     -
St. Francis Capital Corp       Common     789374105  $   727     25,000 SH                     Sole             25,000    -     -
Sterling Financial  Corp-Wash  Common     859319105  $ 2,145     88,043 SH                     Sole             88,043    -     -
Summit Bancshares              Common     866011109  $   235     10,000 SH                     Sole             10,000    -     -
Superior Financial Corp        Common     868161100  $ 1,407     58,619 SH                     Sole             58,619    -     -
Travelers Property Casualty    Common     89420G109  $ 2,067    130,000 SH                     Sole            130,000    -     -
Tower Financial Corp.          Common     891769101  $ 1,031     78,735 SH                     Sole             78,735    -     -
White Mtns Ins. Group Ltd      Common     G9618E107  $ 1,225      3,100 SH                     Sole              3,100    -     -
Yardville National Bancorp     Common     985021104  $ 1,170     60,000 SH                     Sole             60,000    -     -

